Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]

		Fair Value Measurement at Reporting Date Using
	Balance as of March 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Contingent consideration – current	$11,515	$-	$-	$11,515
Contingent consideration – long term	56,333	-	-	56,333
Total liabilities measured at fair value	$67,848	$-	$-	$67,848

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Changes in Level 3 liabilities measured at fair value from February 18, 2019 to March 31, 2019 (in thousands):

Contingent consideration - February 18, 2019	$2,031
Fair value of contingent consideration – Bonfire	325
Fair value of contingent consideration – CityBase	48,410
Fair value of contingent consideration – eCivis	5,859
Fair value of contingent consideration - Questica	9,311
Fair value of contingent consideration – Sherpa	1,898
Change due to fluctuation in foreign currency	14
Contingent consideration - March 31, 2019	$67,848

Disaggregation of Revenue [Table Text Block]
	Successor	Predecessor
	February 19, 2019 through March 31, 2019	January 1, 2019 through February 18, 2019	January 1, 2018 through March 31, 2018
Subscription, support and maintenance	$2,018	$3,253	$4,376
Professional services	721	1,269	1,783
License	295	383	526
Asset sales	-	23	105
Total revenues	$3,034	$4,928	$6,790

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	Following are the assumptions used for the stock option grant on February 19, 2019:
Exercise price	$1.82
Expected term (years)	5.1
Expected stock price volatility	74%
Risk-free rate of interest	2%

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Securities that could potentially dilute loss per share in the future that were not included in the computation of diluted loss per share at March 31, 2019 are as follows:

Warrants to purchase common stock	27,093,334
Options to purchase common stock	399,803
Total	27,493,137